ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Accounting	Basis of Accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("US GAAP"). The consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation. Where necessary, comparative figures for previous years have been reclassified to conform to changes in presentation in the current year.

Consolidation of variable interest entities
Consolidation of variable interest entities

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

The Company evaluates its subsidiaries, and any other entities in which it holds a variable interest, in order to determine whether the Company is the primary beneficiary of the entity, and where it is determined that the Company is the primary beneficiary the Company fully consolidate the entity.

Use of accounting estimates
Use of accounting estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and expense recognition
Revenue and expense recognition

Effective from January 1, 2018, the Company adopted the new accounting standard ASC Topic 606 "Revenue from Contracts with Customers" using the modified retrospective method, which resulted in no adjustment to our retained earnings on adoption and comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

The Company generates its revenues from the charter hire of its vessels and offshore related assets, and freight billings. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, leaseback assets interest income, direct financing lease service revenues, profit sharing arrangements, voyage charters and other freight billings.
In a time charter voyage, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. Generally, the charterer has the discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such that the vessel is sent only to safe ports by the charterer and carries only lawful or non-hazardous cargo. In a time charter contract, we are responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance, lubrication oil and other costs relevant to operate the vessel. The charterer bears the voyage related costs such as bunker expenses, port charges, and canal tolls during the hire period. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The charterer generally pays the charter hire in advance of the upcoming contract period. The time charter contracts are either operating or direct financing or sales type leases. Where time charters and bareboat charters are considered operating leases, revenues are recorded over the term of the charter as a service is provided. When a time charter contract is linked to an index, we recognize revenue for the applicable period based on the actual index for that period.

Rental payments from direct financing and sales-type leases and leaseback assets are allocated between service revenues, if applicable, interest income and capital repayments. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charterer is responsible for any short loading of cargo or "dead" freight. The voyage charter party generally has standard payment terms with freight paid on completion of discharge. The voyage charter party generally has a "demurrage" clause. As per this clause, the charterer reimburses us for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as voyage revenue. Estimates and judgments are required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates. Such estimate is reviewed and updated over the term of the voyage charter contract. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo.

We have determined that our voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses, and the revenue is recognized on a straight line basis over the voyage days from the commencement of loading to completion of discharge. Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. Voyage revenues typically become billable and due for payment on completion of the voyage and discharge of the cargo, at which point the receivable is recognized as "Trade accounts receivable, net".

In a voyage contract, the Company bears all voyage related costs such as fuel costs, port charges and canal tolls. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are subsequently amortized on a straight-line basis as we satisfy the performance obligations under the contract. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period.

For our vessels operating under revenue sharing agreements, or in pools, revenues and voyage expenses are pooled and allocated to each pool’s participants in accordance with an agreed-upon formula. Revenues generated through revenue sharing agreements are presented gross when we are considered the principal under the charter parties with the net income allocated under the revenue sharing agreement presented as within voyage charter income. For revenue sharing agreements that meet the definition of a lease, we account for such contracts as variable rate operating leases and recognize revenue for the applicable period based on the actual net revenue distributed by the pool.

As detailed in Note 24: Related party transactions, the Company has, or has had, profit sharing arrangements with Frontline Shipping Limited ("Frontline Shipping"), Golden Ocean Group Limited ("Golden Ocean"). The Company also had profit sharing agreements with Deep Sea Supply Shipowning II AS (the “Solstad Charterer”), a wholly owned subsidiary of Solship Invest 3 AS (“Solship”, formerly Deep Sea Supply Plc, or Deep Sea). Amounts receivable under these arrangements are accrued on the basis of amounts earned at the reporting date.

Any contingent elements of rental income, such as profit share, fuel saving payments and interest rate adjustments, are recognized when the contingent conditions have materialized.

Foreign currencies
Foreign currencies

The Company's functional currency is the U.S. dollar as the majority of revenues are received in U.S. dollars and the majority of the Company's expenditures are made in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Most of the Company's subsidiaries report in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included under "Other financial items" in the consolidated statements of operations.
Cash and cash equivalents
Cash and cash equivalents

For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash	Restricted cashRestricted cash consists of cash which may only be used for certain purposes and is held under a contractual arrangement. The Company classifies restricted cash as short-term and a current asset if the cash is restricted for less than a year. Otherwise, the restricted cash is classified as long-term.
Investment in debt and equity securities
Investment in debt and equity securities

Investments in debt and equity securities include share investments and interest-earning listed and unlisted corporate bonds. Any premium paid on their acquisition is amortized over the life of the bond. Investments in debt securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income.

Investments in equity securities are recorded at fair value, with unrealized gains and losses recorded in the consolidated statement of operations.

If circumstances arise which lead the Company to believe that the issuer of a corporate bond may be unable meet its payment obligations in full, or that the fair value at acquisition of the share investment or corporate bond may otherwise not be fully recoverable, then to the extent that a loss is expected to arise that unrealized loss is recorded as an impairment in the statement of operations, with an adjustment if necessary to any unrealized gains or losses previously recorded in other comprehensive income. In determining whether the Company has an other-than-temporary impairment in its investment in bonds, in addition to the Company’s intention and ability to hold the investments until the market recovers, the Company considers the period of decline, the amount and the severity of the decline and the ability of the investment to recover in the near to medium term. The Company also evaluates if the underlying security provided by the bonds is sufficient to ensure that the decline in fair value of these bonds did not result in an other-than-temporary impairment.

The cost of disposals or reclassifications from other comprehensive income is calculated on an average cost basis, where applicable.

The fair value of unlisted corporate bonds is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market.

Investments in associated companies
Investments in associated companies

Investments in affiliates in which the Company has significant influence but does not exercise control are accounted for using the equity method of accounting. Under the equity method, the Company records its investments in equity-method investees on the consolidated balance sheets as "Investment in associated companies" and its share of the nonconsolidated affiliate's income or loss is recognized in the consolidated statement of operations as "Equity in earnings of associated companies". The cumulative post-acquisition changes in the investment are adjusted against the carrying amount of the investment.

As of December 31, 2020, one ultra-deepwater drilling unit owned by wholly-owned subsidiaries of the Company is accounted for using the equity method of accounting as it has been determined under ASC 810 that they are a variable interest entity in which SFL is not the primary beneficiary. (see Note 17: Investment in associated companies).
In addition, on December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. The Company has accounted for its remaining 49.9% ownership in River Box using the equity method from this date. (see Note 17: Investment in associated companies).
Allowance for expected credit losses
Allowance for expected credit losses

The balances recorded in respect of Trade receivables, Other receivables, Related party receivables, Other long term assets and Investments in sales-type leases, direct financing leases and leaseback assets reflect the risk that our customers may fail to meet their payment obligations and the risk that the underlying asset value of the vessels and rigs could be less than the unguaranteed residual value.

The Company estimates the expected risk of loss over the remaining life using a probability of default and net exposure analysis. The probability of default is estimated based on historical cumulative default data, adjusted for current conditions of similarly risk-rated counterparties over the contractual term. The net exposure is estimated based on the exposure, net of the estimated value of the underlying vessels and rigs in the instance of Investments in sales-type leases, direct financing leases and leaseback assets, over the contractual term.

Current expected credit loss provisions are classified as expenses in the Consolidated Statement of Operations, with a corresponding allowance for credit loss amount reported as a reduction in the related balance sheet amount of Trade receivables, Other receivables, Related party receivables, Other long term assets and Investments in sales-type leases, direct financing leases and leaseback assets. Partial or full recoveries of amounts previously written off are generally recognized as a reduction in the provision for credit losses.

Trade accounts receivable	Trade accounts receivableThe amount shown as trade accounts receivable at each balance sheet date includes receivables due from customers for hire of vessels and offshore related assets, net of allowance for expected credit losses.
Inventories	Inventories Inventories are comprised principally of fuel and lubricating oils and are stated at the lower of cost and net realizable value. Cost is determined on a first-in first-out basis.
Vessels and equipment (including operating and finance lease assets)
Vessels and equipment (including operating lease assets)

Vessels and equipment are recorded at historical cost less accumulated depreciation and, if appropriate, impairment charges. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore drilling rigs is 30 years and for all other vessels it is 25 years.

Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap recycling value or the option price at the next option date, as appropriate.

This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading "gain on sale of assets and termination of charters".
The Company capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred. Advances paid in respect of vessel upgrades in relation to Exhaust Gas Cleaning Systems ("EGCS" or "scrubbers") and Ballast water treatment systems ("BWTS") are included within "other long-term assets", until such time as the equipment is installed on a vessel, at which point it is transferred to "Vessels and equipment, net".

Office equipment is depreciated at 20% per annum on a reducing balance basis.

Vessels and equipment under finance lease

The Company charters-in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as "vessels under finance lease", with corresponding lease liabilities recorded.

The Company capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred. Advances paid in respect of vessel upgrades in relation to EGCS and BWTS are included within "other long-term assets", until such time as the equipment is installed on a vessel, at which point it is transferred to "Vessels under finance lease, net".

Depreciation of vessels and equipment under finance lease is included within "Depreciation" in the consolidated statement of operations. Vessels and equipment under finance lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a finance lease.

Newbuildings
Newbuildings

The carrying value of vessels under construction ("newbuildings") represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Capitalized interest	Capitalized interestInterest expense is capitalized during the period of construction of newbuilding vessels based on accumulated expenditures for the applicable vessel at the Company's capitalization rate of interest. The amount of interest capitalized in an accounting period is determined by applying an interest rate (the "capitalization rate") to the average amount of accumulated expenditures for the vessel during the period. The capitalization rate used in an accounting period is based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period. No interest was capitalized in the cost of newbuildings in the year ended December 31, 2020 (2019: $0.0 million; 2018: $0.0 million).
Investment in sales-type leases and direct financing leases and leaseback assets
Investment in sales-type leases and direct financing leases

Leases (charters) of our vessels where we are the lessor are classified as either direct financing, sales-type leases, operating leases, or leaseback assets based on an assessment of the terms of the lease. For charters classified as direct financing leases, the minimum lease payments (reduced in the case of time-chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the direct financing lease.

For direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between "lease interest income" and "repayment of investment in lease" in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as "service revenue - direct financing leases".

For sales-type leases, the difference between the gross investment in the lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

The Company adopted ASC 842 Leases on January 1, 2019 (which replaced ASC 840 Leases) using the modified retrospective transition approach, which allows the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate our comparative prior year periods. The Company elected the package of practical expedients applied to all of its leases (including those for which it is a lessee and lessor) that permit it not to (i) reassess whether any expired or existing contracts are or contain leases; (ii) reassess the lease classification for any expired or existing leases , (iii) reassess initial direct costs for any existing leases and (iv) to not separate lease and non-lease components of lease revenue. Furthermore, the Company has not elected the practical expedient to use hindsight when determining the lease term.

For leases entered into on or after January 1, 2019, any difference between the fair value of the leased asset and the costs results in a selling profit or loss. A selling profit is recognized at lease commencement for sales-type leases and over the lease term for direct financing leases. Selling loss is recognized at lease commencement for both sales-type and direct financing leases. The fair value is considered to be the cost of acquiring the vessel unless a significant period has elapsed between the acquisition of the vessel and the commencement of the lease.

Where a sales-type lease, direct financing lease or leaseback asset charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.

This accounting policy for investments in direct financing or sales-type leases or leaseback assets has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.
If the terms of an existing lease are agreed to be amended, the modification is evaluated to consider if it is a contract which occurs when the modification grants the lessee an additional right-of-use not included in the original lease and the lease payments increase commensurate with the standalone price for the additional right of use, adjusted for the circumstances of the particular contract. If both conditions are met, the amendments are treated as a separate lease. If the conditions are not met, the lease is re-evaluated under ASC 842, as a new lease with the new terms.
Leaseback assets
Leaseback assets

From January 1, 2019, any vessels purchased and leased back to the same party are evaluated under ASC 842. If control is deemed not to have passed to the Company as purchaser, due for example to the lessee having purchase options, the transaction is accounted for under ASC 310 where the purchase price paid is accounted for as loan receivable and described as a leaseback asset. Interest income is recognized on the aggregate loan receivable based on the imputed interest rate and the part of the rental income received is allocated as a reduction of the vessel loan balance.

Any purchase and leaseback transactions entered into before January 1, 2019, were accounted for as leases under ASC 840 and no changes have been made as the Company applied the practical expedients in ASC 842.

Finance lease liability	Finance lease liabilityThe Company charters-in seven container vessels through sale and leaseback financing arrangements with corresponding lease assets classified as "vessels under finance lease". Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as finance lease liabilities. Each lease payment is allocated between reduction in liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the Consolidated Statement of Operations over the lease period.
Impairment of long-lived assets, including other long-term investments
Impairment of long-lived assets, including other long-term investments

The carrying value of long-lived assets, including other long-term investments, that are held by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For vessels, such indicators may include historically low spot charter rates and second hand vessel values. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition, taking into account the possibility of any existing medium and long-term charter arrangements being terminated early. If the future expected net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the carrying value of the asset and its fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. Fair value is generally based on values achieved for the sale/purchase of similar vessels and external appraisals.

Deferred charges
Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's statement of operations. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Similarly, if a portion of a loan is repaid early, the corresponding portion of the unamortized related deferred charges is charged against income in the period in which the early repayment is made.

Convertible bonds
Convertible bonds

The Company accounts for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component. Accordingly, the Company determines the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to split the bond into the liability and equity components.

A conversion of the bonds at more favorable terms than the original bond is treated as an inducement and the Company recognizes a debt conversion expense equal to the fair value of all securities and other consideration transferred in the transaction in excess of the fair value of securities or consideration issuable pursuant to the original conversion terms.
Financial instruments
Financial instruments

In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Interest rate and currency swaps
The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal. The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company may also enter into a combination of interest and currency swaps "cross currency interest rate swaps". The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities. When the interest rate or currency swap does not qualify for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Drydocking provisions
Drydocking provisions

Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Share-based compensation
Share-based compensation

The Company accounts for share-based payments in accordance with ASC Topic 718 "Compensation – Stock Compensation" ("ASC 718"), under which the fair value of stock options issued to employees is expensed over the period in which the options vest. The Company uses the simplified method for making estimates of the expected term of stock options.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 introduces a new credit loss methodology, which requires earlier recognition of potential credit losses, while also providing additional transparency about credit risk. This new credit loss methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held-to-maturity debt securities and other receivables at the time the financial asset is originated or acquired. The expected credit losses are subsequently adjusted each period for changes in expected lifetime credit losses. This methodology replaces multiple impairment methods under previous GAAP for these types of assets, which generally required that a loss be incurred before it was recognized.
The Company and its 100% owned subsidiaries accounted as "Investments and Deficit in Associated Companies" adopted this update on January 1, 2020 using the modified-retrospective approach, whereby a cumulative effect adjustment was made to reduce retained earnings on January 1, 2020 without any retroactive application to prior periods. On adoption, the Company recognized a cumulative adjustment of $32.6 million to its retained earnings with corresponding decreases in the carrying value of equity-accounted investments of $27.0 million (see Note 17: Investment in Associated Companies), and decreases the carrying value of Trade receivables, Other receivables, Related party receivables, Other long term assets and Investments in sales-type leases, direct financing leases and leaseback assets totaling $5.6 million (see Note 26: Allowance for expected credit losses).

In August 2018, the FASB issued ASU 2018-13 "Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement". ASU 2018-13 includes certain removals, modifications and additions to the disclosure requirements on fair value measurements in Topic 820. The updated guidance is effective for fiscal years, and interim periods beginning after December 15, 2019. The adoption of ASU 2018-13 did not have a material effect on the consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-16 "Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes." In the United States, eligible benchmark interest rates under Topic 815 are interest rates on direct Treasury obligations of the U.S. government (UST), the London Interbank Offered Rate (LIBOR) swap rate, and the Overnight Index Swap (OIS) Rate based on the Federal Funds Effective Rate. When the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, in August 2017, it introduced the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Rate as the fourth permissible U.S. benchmark rate. The new ASU adds the OIS rate based on SOFR as a U.S. benchmark interest rate to facilitate the LIBOR to SOFR transition and provide sufficient lead time for entities to prepare for changes to interest rate risk hedging strategies for both risk management and hedge accounting purposes. ASU 2018-16 was effective for fiscal years and interim periods beginning after December 15, 2019. The adoption of ASU 2018-16 did not have a material effect on the consolidated financial statements.

In April 2019, the FASB issued ASU No. 2019-04 "Codification Improvements to Topic 326, Financial Instruments - Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments" to clarify and improve areas of guidance related to the recently issued standards on credit losses, hedging, and recognition and measurement. ASU 2019-04 was effective as of the beginning of the first annual reporting period beginning after April 25, 2019 for amendments to ASU 2017-12 and for fiscal and interim periods beginning after December 15, 2019 for amendments relating to ASU 2016-01 and ASU 2016-13. The impact of adopting ASU 2016-13 is shown above, the adoption of the remaining provisions of ASU 2019-04 had no further a material effect on the consolidated financial statements.

In May 2019, the FASB issued ASU No. 2019-05 "Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief" to provide an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. ASU 2019-05 was effective for fiscal years and interim periods beginning after December 15, 2019. The impact of adopting ASU 2016-13 and any related improvements is shown above, the adoption of the remaining provisions of ASU 2019-05 had no further material effect on its consolidated financial position, results of operations and cash flows.
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASC 848 provided temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to reduce the financial reporting burden in light of the market transition from London Interbank Offered Rates (“LIBOR”) and other reference interest rates to alternative reference rates. Under ASC 848, companies can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform if certain criteria are met. An entity that makes this election would not be required to remeasure the contracts at the modification date or reassess a previous accounting determination. The amendments of ASC 848 apply only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. In January 2021, the FASB issued ASU 2021-01, which clarified the scope of Topic 848 in relation to derivative instruments and contract modifications. The amendments in these updates are elective and are subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in these updates are effective for all entities since March 12, 2020 through to December 31, 2022. The Company has determined that the reference rate reform will impact its floating rate debt facilities and interest rate swaps contracts. The Company expects to take advantage of the expedients and exceptions for applying GAAP provided by the updates when LIBOR is discontinued and replaced with alternative reference rates.

In August 2020, the FASB issued ASU No. 2020-06, "Accounting for Convertible Instruments and Contracts in an Entity's Own Equity" ("ASU 2020-06"). This new standard changes the accounting and measurement of convertible instruments. It eliminates the treasury stock method for convertible instruments and requires application of the “if-converted” method for certain agreements. This standard is effective for the Company beginning January 1, 2022. The Company is currently evaluating the impact of ASU 2020-06 on its interest expense and earnings (loss) per share calculation under the "if-converted" method related to its convertible debt.